Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 NoOfSecurity	Dec. 31, 2011	Dec. 31, 2010
Securities (Textual) [Abstract]
Carrying value of securities	$ 79,200,000	$ 70,400,000
Restricted stock investment in FHLB stock	5,000,000	5,000,000
Federal Reserve Bank stock	471,000	471,000
Number of securities sold during the period	0
Income tax provision applicable to realized gains		81,000	51,000
Income tax benefit on realized losses		$ 0	$ 0
Number of securities in unrealized loss	23
Number of securities in continuous loss	4